Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Registrant Name	FOUNDER SPAC
Entity Central Index Key	0001862068
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11752 Lake Potomac Drive
Entity Address, Address Line Two	Potomac,
Entity Address, City or Town	MD,
Entity Address, Postal Zip Code	20854
City Area Code	240
Local Phone Number	418-2649
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false